Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (305,250,000)	$ (48,359,000)	$ (53,527,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	102,093,000	96,576,000	42,248,000
Non-cash interest	2,575,000	2,699,000	2,612,000
Amortization of deferred financing costs	224,000	237,000	1,212,000
Losses from investments in investees	14,471,000	7,652,000	7,105,000
Equity-based compensation – employees and non-employees	28,307,000	42,693,000	26,074,000
Impairment of intangible assets	13,194,000	0	0
Revenue from receipt of equity	0	0	(140,000)
Realized loss (gain) on equity securities and disposal of fixed assets	(8,663,000)	2,321,000	7,091,000
Loss (gain) on conversion of 3.00% convertible senior notes	0	284,000	(943,000)
Change in fair value of derivative instruments	(52,000)	(2,778,000)	39,083,000
Change in fair value of contingent consideration	(3,423,000)	16,954,000	5,050,000
Gain on deconsolidation of SciVac	0	0	(15,940,000)
Deferred income tax provision (benefit)	16,092,000	(66,300,000)	(123,536,000)
Changes in assets and liabilities, net of the effects of acquisitions:
Accounts receivable, net	58,011,000	(25,637,000)	(4,845,000)
Inventory, net	(3,539,000)	(6,607,000)	(4,953,000)
Other current assets and prepaid expenses	4,771,000	17,262,000	(4,391,000)
Other assets	(2,372,000)	(1,899,000)	(305,000)
Accounts payable	20,171,000	(19,819,000)	(18,122,000)
Foreign currency measurement	(255,000)	(376,000)	979,000
Deferred revenue	(58,876,000)	(50,893,000)	249,770,000
Accrued expenses and other liabilities	30,441,000	68,036,000	9,502,000
Net cash provided by (used in) operating activities	(92,080,000)	32,046,000	164,024,000
Cash flows from investing activities:
Investments in investees	(9,625,000)	(14,424,000)	(4,375,000)
Proceeds from sale of equity securities	2,211,000	0	0
Acquisition of businesses, net of cash acquired	0	15,878,000	(79,000,000)
Acquisition of intangible assets	0	(5,000,000)	(5,000,000)
Purchase of marketable securities	0	(15,644,000)	0
Maturities of short-term marketable securities	0	15,634,000	0
Proceeds from the sale of property, plant and equipment	7,271,000	1,401,000	0
Capital expenditures	(46,524,000)	(18,547,000)	(10,846,000)
Net cash used in investing activities	(46,667,000)	(20,702,000)	(99,221,000)
Cash flows from financing activities:
Proceeds from the exercise of Common Stock options and warrants	2,132,000	8,576,000	25,921,000
Cash from non-controlling interest	0	0	100,000
Borrowings on lines of credit	92,421,000	22,407,000	261,339,000
Repayments of lines of credit	(33,510,000)	(66,178,000)	(254,355,000)
Net cash provided by (used in) financing activities	61,043,000	(35,195,000)	33,005,000
Effect of exchange rate changes on cash and cash equivalents	470,000	(1,014,000)	(1,117,000)
Net (decrease) increase in cash and cash equivalents	(77,234,000)	(24,865,000)	96,691,000
Cash and cash equivalents at beginning of period	168,733,000	193,598,000	96,907,000
Cash and cash equivalents at end of period	91,499,000	168,733,000	193,598,000
SUPPLEMENTAL INFORMATION:
Interest paid	1,313,000	2,890,000	4,572,000
Income taxes paid, net of refunds	5,416,000	(27,122,000)	4,879,000
Non-cash financing:
Shares issued upon the conversion of - Common Stock options and warrants, surrendered in net exercise	1,546,000	350,000	14,369,000
Transition Therapeutics, Inc.
Issuance of capital stock to acquire or contingent consideration settlement:
Capital stock issued	0	58,530,000	0
BioReference Laboratories, Inc.
Issuance of capital stock to acquire or contingent consideration settlement:
Capital stock issued	0	0	950,148,000
EirGen Pharma Limited
Issuance of capital stock to acquire or contingent consideration settlement:
Capital stock issued	0	0	33,569,000
OPKO Renal
Issuance of capital stock to acquire or contingent consideration settlement:
Capital stock issued	0	25,986,000	20,113,000
OPKO Health Europe
Issuance of capital stock to acquire or contingent consideration settlement:
Capital stock issued	303,000	313,000	1,813,000
Issuance of stock for investment in Xenetic
Issuance of capital stock to acquire or contingent consideration settlement:
Capital stock issued	0	4,856,000	0
2033 Senior Notes
Non-cash financing:
Shares issued upon the conversion of - 2033 Senior Notes	$ 0	$ 583,000	$ 120,299,000